Segmented information - Geographical Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Revenue	$ 850,194	$ 900,141
Non-current assets	1,345,249	1,405,475
Türkiye
Statement Line Items [Line Items]
Revenue	101,593	199,440
Non-current assets	171,195	200,048
United States
Statement Line Items [Line Items]
Revenue	276,130	194,765
Non-current assets	276,105	71,634
Canada
Statement Line Items [Line Items]
Revenue	472,471	505,936
Non-current assets	889,696	1,125,604
Other
Statement Line Items [Line Items]
Revenue	0	0
Non-current assets	$ 8,253	$ 8,189